21 Employees benefits (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees Benefits
Total fixed income	R$ 1,811,164	R$ 1,795,554
Total equities	311,958	301,707
Total structured investments	575,943	630,933
Other	94,862	24,223
Fair value of the plan's assets	R$ 2,793,927	R$ 2,752,417	R$ 2,168,436
Percentage of total fixed income	64.80%	65.20%
Percentage of total equities	11.20%	11.00%
Percentage of total structured investments	20.60%	22.90%
Percentage of other	3.40%	0.90%
Percentage of fair value of the plan's assets	100.00%	100.00%